INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Raw materials	$ 199,174	$ 79,288
Production supplies	209,396	158,382
Work in progress	70,625	51,461
Finished goods	769,558	698,613
Spare Parts	221,258	189,154
Total Inventories	$ 1,470,011	$ 1,176,898